CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Oct. 27, 2012	Jan. 28, 2012	Oct. 29, 2011	Jan. 29, 2011
CONSOLIDATED BALANCE SHEETS
Debt issuance costs, accumulated amortization (in dollars)	$ 77	$ 74	$ 71	$ 60
Common Stock, par value (in dollars per share)	$ 0.10	$ 0.10	$ 0.10	$ 0.10
Common Stock, shares authorized	220,000,000	220,000,000	220,000,000	220,000,000
Common Stock, shares issued	118,414,727	118,265,885	118,284,809	118,419,850
Common Stock, shares outstanding	118,414,727	118,265,885	118,284,809	118,419,850